COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

21.  COMMITMENTS

The Corporation has entered into long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2021	$238.5
2022 to 2025	289.5
2026 and thereafter	193.9